Fair Value Measurements, Derivative Instruments and Hedging Activities - Offsetting Derivative Instruments (Details) - USD ($) $ in Millions	Nov. 30, 2016	Nov. 30, 2015
Fair Value Disclosures [Abstract]
Derivative assets, gross amount	$ 15	$ 73
Derivative assets, gross amounts offset in the Balance Sheet	0	(44)
Derivative assets, total net amounts presented in the Balance Sheet	15	29
Derivative assets, gross amounts not offset in the balance sheet	(15)	(29)
Derivative assets, net amount	0	0
Derivative liabilities, gross amount	434	669
Derivative liabilities, gross amounts offset in the Balance Sheet	0	(44)
Derivative liabilities, total net amounts presented in the Balance Sheet	434	625
Derivative liabilities, gross amounts not offset in the balance sheet	(15)	(29)
Derivative liabilities, net amount	$ 419	$ 596